INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7:-INTANGIBLE ASSETS, NET

	December 31,
	2020	2019

Cost:

Technology	$9,614	$8,275
Customer relations	11,054	10,667
Customer data	12,043	12,043
Domain	552	552
Distribution agreement	291	-

	33,554	31,537

Less - accumulated amortization	14,273	11,696

Intangible assets, net	$19,281	$19,841

Estimated amortization expense for the years ended:

2021	$2,278
2022	2,087
2023	1,790
2024	1,732
Thereafter	11,394

$19,281

Amortization expense amounted to $2,784, $4,588 and $2,577 for the years ended December 31, 2018, 2019 and 2020, respectively.

During 2019, the Company recorded $1,206 amortization expenses that relate to DeviantArt’s technology, an intangible asset due to launching a new platform and terminating the old one.